Schedule of net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss per Share
Net Loss	$ (46,236,851)	$ (50,715,696)
Weighted average shares outstanding - basic	45,017,170	24,297,063
Weighted average shares outstanding - diluted	45,017,170	24,297,063